Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties - Related Party [Member] - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Outstanding balances with related parties		$ 152,435	$ 2,224,443
Ananda Small Business Trust [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Convertible promissory note (non-current and current)	[1]		2,027,840
Mohan Ananda [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Payable to Director		152,435	152,435
Gregory Bradford Moran [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Advance to director (net)			$ 44,168

[1]	During the three months ended September 2024, Ananda Small Business Trust has opted for conversion of the Unsecured promissory note into the common stock of the Company at the agreed conversion price of $300 ($3.00 prior to Reverse Stock Split) per share. As of September 30, 2024, the shares are yet to be issued and hence are classified under the stockholder’s equity as Shares pending issuance. Approximately 6,760 (675,946 prior to Reverse Stock Split) shares will be issued on conversion of the unsecured promissory note.